Investments (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values

Total unrealized and realized gains and losses of equity securities without readily determinable fair values in 2018 were as follows:

	For the year ended December 31, 2018
	RMB	US$
	(In millions)
Gross unrealized gains (upward adjustments)	7,119	1,035
Gross unrealized losses (downward adjustments excluding impairment)	(2,412)	(351)

Net unrealized gains and losses on equity securities held	4,707	684
Net realized gains on equity securities sold	124	18

Total net gains recognized in other income, net	4,831	702

Schedule of Investments at Amortized Cost and Fair Value

Investments classification as of December 31, 2017 and 2018 were shown as below:

	As of December 31, 2017
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Short-term investments
Held-to-maturity debt investments	48,666	47	(18)	—	—	48,695
Available-for-sale debt investments	40,139	—	—	581	(5)	40,715
Other invested securities	18,289	—	—	169	(108)	18,350
Long-term investments
Available-for-sale equity investments	2,077	—	—	742	(46)	2,773
Investments accounted for at fair value	307	—	—	14	—	321

	As of December 31, 2018
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Short-term investments
Held-to-maturity debt investments	27,388	119	—	—	—	27,507	4,001
Available-for-sale debt investments	83,100	—	—	1,216	(78)	84,238	12,252
Long-term investments
Equity investments at fair value with readily determinable fair value	5,605	—	—	664	(1,841)	4,428	644
Available-for-sale debt investment	1,167	—	—	—	—	1,167	170
Investments accounted for at fair value	1,139	—	—	318	—	1,457	212

Ctrip.com International, Ltd
Equity Method Investments

The following tables set forth the summarized financial information of Ctrip:

	As of September 30, (i)
	2017 (ii)	2018	2018
	RMB	RMB	US$
	(In millions)
Current assets	63,241	84,464	12,285
Non-current assets	99,986	104,906	15,258
Current liabilities	41,972	69,065	10,045
Non-current liabilities	37,590	30,318	4,410
Noncontrolling interests	1,935	2,231	324

	For the twelve months ended September 30, (i)
	2016 (ii)	2017 (ii)	2018 (ii)	2018 (ii)
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	17,642	25,731	29,944	4,355
Gross profit	12,669	20,725	24,019	3,493
(Loss) income from operations	(1,681)	2,626	3,302	480
Net (loss) income	(2,177)	2,282	2,807	408
Net (loss) income attributable to the investees	(2,000)	2,284	2,806	408

(i)	The Company adopted a one-quarter lag in reporting its share of equity income in Ctrip
(ii)

Ctrip adopted ASC 606 (on a fully retrospective basis) and ASC 321 (collectively “new standards”) from January 1, 2018. The impact of the new standards on the Company’s financial statement is immaterial, and the prior period financial information of Ctrip was not restated.

Other Equity Method Investees Excluding Ctrip Com Member [Member]
Equity Method Investments

Financial information for the Company’s equity method investments other than Ctrip are summarized as a group as follow:

	As of September 30,(i)
	2017(ii)	2018(ii)	2018(ii)
	RMB	RMB	US$
	(In millions)
Current assets	4,914	100,313	14,590
Non-current assets	653	11,050	1,607
Current liabilities	579	78,935	11,481
Non-current liabilities	21	2,718	395
Noncontrolling interests	2	1,706	248

	For the twelve months ended September 30, (i)
	2016 (ii)	2017 (ii)	2018 (ii)	2018(ii)
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	963	1,681	4,633	674
Gross profit	290	671	916	133
Loss from operations	(359)	(303)	(418)	(61)
Net loss	(373)	(310)	(372)	(54)
Net loss attributable to the investees	(396)	(311)	(352)	(51)

(i)	The Company adopted a one-quarter lag in reporting its shares of equity income in all of its investees.
(ii)	Financial information of equity method investees were presented under legacy GAAP, the impact of the new standards on the Company’s financial statements is insignificant.